Events After Reporting Period (Details) - USD ($)	Mar. 24, 2026	Mar. 23, 2026	Mar. 16, 2026	Feb. 27, 2026	Mar. 03, 2026	Mar. 10, 2025
Events After Reporting Period [Line Items]
Aggregate gross proceeds (in Dollars)		$ 16,000,000
Company issued and sold		4,065,957
One series A warrant		1
Warrant purchase		1
Pre-funded units		0.69299
Public offering price (in Dollars per share)		$ 0.693
Events After The Reporting Period [Member]
Events After Reporting Period [Line Items]
Per share (in Dollars per share)						$ 1
Reverse stock split	1 for 250
Class A Ordinary Share [Member]
Events After Reporting Period [Line Items]
Per share (in Dollars per share)		$ 0.00001
Sale of share		1
Class A Ordinary Share [Member] | Events After The Reporting Period [Member]
Events After Reporting Period [Line Items]
Per share (in Dollars per share)	$ 0.0025
Class A Ordinary Share [Member] | Events After The Reporting Period [Member] | Subscription Agreement [Member]
Events After Reporting Period [Line Items]
Unissued ordinary share authorized			60,000,000
Class B Ordinary Share [Member] | Events After The Reporting Period [Member]
Events After Reporting Period [Line Items]
Per share (in Dollars per share)	0.0025
Class B Ordinary Share [Member] | Events After The Reporting Period [Member] | Subscription Agreement [Member]
Events After Reporting Period [Line Items]
Share capital (in Dollars)			$ 60,000,000
Consideration total (in Dollars)			$ 600
Series B Warrant [Member]
Events After Reporting Period [Line Items]
Warrant ordinary shares, purchase		1
Pre-Funded Warrant [Member]
Events After Reporting Period [Line Items]
Warrant ordinary shares, purchase		1
Pre-funded units		19,022,066
pre-funded warrant [Member]		1
Ordinary Shares [Member] | Events After The Reporting Period [Member]
Events After Reporting Period [Line Items]
Per share (in Dollars per share)	$ 0.00001
Warrant ordinary shares, purchase	1
Public offering price (in Dollars per share)	$ 0.0025
Reverse share split	ordinary
Ordinary Shares [Member] | Events After The Reporting Period [Member] | Third Amended [Member] | Board [Member]
Events After Reporting Period [Line Items]
Number of ordinary shares authorized					500,000,000
Ordinary Shares [Member] | Events After The Reporting Period [Member] | Subscription Agreement [Member] | Board [Member]
Events After Reporting Period [Line Items]
Number of ordinary shares authorized					1,000,000,000
Ordinary Shares [Member] | Class A Ordinary Share [Member] | Events After The Reporting Period [Member]
Events After Reporting Period [Line Items]
Per share (in Dollars per share)	$ 0.00001
Bid price (in Dollars per share)				$ 1
Shares issued	1,521,376
Shares outstanding	1,521,376
Ordinary Shares [Member] | Class A Ordinary Share [Member] | Events After The Reporting Period [Member] | Board [Member]
Events After Reporting Period [Line Items]
Number of ordinary shares authorized					497,500,000
Ordinary Shares [Member] | Class A Ordinary Share [Member] | Events After The Reporting Period [Member] | Third Amended [Member] | Board [Member]
Events After Reporting Period [Line Items]
Number of ordinary shares authorized					997,500,000
Ordinary Shares [Member] | Class B Ordinary Share [Member] | Events After The Reporting Period [Member]
Events After Reporting Period [Line Items]
Per share (in Dollars per share)	$ 0.00001
Shares issued	250,000
Shares outstanding	250,000
Ordinary Shares [Member] | Class B Ordinary Share [Member] | Events After The Reporting Period [Member] | Third Amended [Member] | Board [Member]
Events After Reporting Period [Line Items]
Number of ordinary shares authorized					2,500,000
Ordinary Shares [Member] | Class B Ordinary Share [Member] | Events After The Reporting Period [Member] | Subscription Agreement [Member] | Board [Member]
Events After Reporting Period [Line Items]
Number of ordinary shares authorized					2,500,000
Reverse Share Split [Member] | Ordinary Shares [Member] | Class A Ordinary Share [Member] | Events After The Reporting Period [Member]
Events After Reporting Period [Line Items]
Number of ordinary shares authorized	3,750,000
Shares issued	(250)
Shares outstanding	(250)
Reverse Share Split [Member] | Ordinary Shares [Member] | Class B Ordinary Share [Member] | Events After The Reporting Period [Member]
Events After Reporting Period [Line Items]
Number of ordinary shares authorized	250,000
Shares issued	(250)
Shares outstanding	(250)